Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash And Cash Equivalents
Cash and bank deposits	R$ 6,078	R$ 11,746
Cash equivalents	904,937	541,284
Cash and cash equivalents	R$ 911,015	R$ 553,030